Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Regulated Operations [Abstract]
Debt component of AFUDC	CAD 38	CAD 29
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, composite depreciation rate	2.60%	2.80%
Property, plant and equipment, generation remaining useful life	28 years	26 years
Property, plant and equipment, other remaining useful life	14 years	14 years
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution remaining useful life	33 years	32 years
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution remaining useful life	34 years	33 years
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission remaining useful life	41 years	41 years
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission remaining useful life	34 years	34 years
Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	0.90%	0.90%
Property, plant and equipment, generation useful life	5 years	5 years
Property, plant and equipment, other useful life	3 years	3 years
Minimum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	5 years	5 years
Minimum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	14 years	7 years
Minimum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	20 years	20 years
Minimum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	5 years	7 years
Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	34.60%	34.60%
Property, plant and equipment, generation useful life	85 years	85 years
Property, plant and equipment, other useful life	70 years	70 years
Maximum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	80 years	80 years
Maximum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution useful life	95 years	95 years
Maximum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	80 years	80 years
Maximum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission useful life	80 years	80 years